Submission	Feb. 24, 2025
Submission [Line Items]
Central Index Key	0001874178
Registrant Name	Rivian Automotive, Inc. / DE
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES